Segment reporting	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment reporting	Segment reporting
Information about our reportable segments for the years ended December 31, 2023, 2022 and 2021 is as follows:

For the year ended December 31, 2023

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$154,586	$530,736	$655,900	$1,341,222	$—	$1,341,222
Vessel operating costs	(37,940)	(114,595)	(163,047)	(315,582)	—	(315,582)
Voyage expenses	(3,712)	(5,536)	(3,995)	(13,243)	—	(13,243)
Depreciation - owned or sale and leaseback vessels	(20,654)	(76,383)	(81,222)	(178,259)	—	(178,259)
Depreciation - right of use assets	—	(4,910)	(19,334)	(24,244)	—	(24,244)
General and administrative expenses	(1,432)	(3,876)	(4,748)	(10,056)	(96,199)	(106,255)
Write-off of deposits on scrubbers	—	—	(10,508)	(10,508)	—	(10,508)
Gain on sale of vessels	—	—	12,019	12,019	—	12,019
Financial expenses	—	—	—	—	(183,231)	(183,231)
Financial income	—	—	617	617	18,495	19,112
Other income, net	—	—	—	—	5,867	5,867
Segment income or loss	$90,848	$325,436	$385,682	$801,966	$(255,068)	$546,898
For the year ended December 31, 2022

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$11,196	$243,951	$570,668	$737,058	$1,562,873	$—	$1,562,873
Vessel operating costs	(9,076)	(36,507)	(112,407)	(165,735)	(323,725)	—	(323,725)
Voyage expenses	—	(44,996)	(26,641)	(21,061)	(92,698)	—	(92,698)
Depreciation - owned or sale and leaseback vessels	(1,593)	(20,874)	(75,360)	(70,181)	(168,008)	—	(168,008)
Depreciation - right of use assets	—	—	(8,297)	(30,530)	(38,827)	—	(38,827)
General and administrative expenses	(335)	(1,367)	(4,134)	(6,230)	(12,066)	(76,065)	(88,131)
Reversal of previously recorded impairment	—	—	—	12,708	12,708	—	12,708
Net loss on sale of vessels	(44,701)	—	(12,446)	(9,339)	(66,486)	—	(66,486)
Financial expenses	—	—	—	—	—	(169,795)	(169,795)
Gain on repurchase of convertible notes	—	—	—	—	—	481	481
Financial income	20	—	—	637	657	6,227	6,884
Other income, net	1,577	—	—	—	1,577	398	1,975
Segment income or loss	$(42,912)	$140,207	$331,383	$447,327	$876,005	$(238,754)	$637,251
For the year ended December 31, 2021

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$47,053	$50,143	$180,912	$262,678	540,786	$—	$540,786
Vessel operating costs	(29,883)	(38,157)	(105,714)	(161,086)	(334,840)	—	(334,840)
Voyage expenses	24	(477)	(246)	(2,756)	(3,455)	—	(3,455)
Depreciation - owned or sale and leaseback vessels	(20,970)	(21,120)	(81,062)	(74,315)	(197,467)	—	(197,467)
Depreciation - right of use assets	—	(1,773)	(8,503)	(32,510)	(42,786)	—	(42,786)
General and administrative expenses	(1,158)	(1,464)	(4,050)	(6,148)	(12,820)	(39,926)	(52,746)
Financial expenses	—	—	—	—	—	(144,104)	(144,104)
Loss on exchange of convertible notes	—	—	—	—	—	(5,504)	(5,504)
Financial income	2	—	(5)	602	599	3,024	3,623
Other income and (expenses), net	—	—	—	—	—	2,058	2,058
Segment income or loss	$(4,932)	$(12,848)	$(18,668)	$(13,535)	$(49,983)	$(184,452)	$(234,435)
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2023, 2022 and 2021, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2023	2022	2021
MR	Scorpio MR Pool Limited (1)	$605,442	$639,743	$256,874
LR2	Scorpio LR2 Pool Limited (1)	405,244	456,002	180,912
Handymax	Scorpio Handymax Tanker Pool Limited (1)	135,481	79,636	50,143
		$1,146,167	$1,175,381	$487,929

(1)These customers are related parties as described in Note 15.